As filed with the Securities and Exchange Commission on June 25, 2010

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

FINANCIAL INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (303) 623-2577

JoEllen L. Legg, Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copies to:

Peter H. Schwartz, Esquire

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on July 30, 2010 pursuant to Rule 488.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

RiverFront Long-Term Growth Fund

A Message from the Fund’s President

                , 2010

Dear Shareholder:

I am writing to ask for your vote on an important matter that affects your investment in the RiverFront Long-Term Growth Fund (the “Predecessor Fund”), a series portfolio of Baird Funds, Inc. (the “Corporation”). While you are, of course, welcome to join us at the Predecessor Fund shareholders’ meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

You are being asked to vote on an important matter: The approval of a proposed reorganization of the Predecessor Fund into the RiverFront Long-Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust (“FIT”). In the reorganization, your Predecessor Fund shares would, in effect, be exchanged, on a tax-free basis, for shares of the New Fund with an equal aggregate net asset value.

The New Fund was created to acquire the assets of the Predecessor Fund, and will carry on the business of the Predecessor Fund and inherit its performance and financial history. We expect that the proposed reorganization, if approved by shareholders, will take effect during the third calendar quarter of 2010.

The Corporation’s Board of Directors has unanimously approved the proposed reorganization. In determining to recommend approval of the reorganization, the Board of Directors of the Predecessor Fund considered various factors, including the potential benefits to Predecessor Fund shareholders offered by the reorganization, the commitment of the New Fund’s investment adviser to continue the current expense cap agreement and the use of a legacy class structure within the New Fund. The Board of Directors recommends that you vote “FOR” this proposal.

Included in this booklet is information about the upcoming shareholders’ meeting, including:

•	A Notice of a Special Meeting of Shareholders, which summarizes the proposal for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on the New Fund, the specific proposal being considered at the shareholders’ meeting, and why the proposal is being made.

Whether or not you plan to attend the shareholder meeting, your vote is needed. Please review the enclosed materials thoroughly and once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card or authorize your proxy by telephone or internet. A postage-paid envelope is enclosed for mailing. You may receive more than one proxy card. If so, please vote each one.

Your prompt return of the enclosed proxy card will save the necessity and expense of further solicitations.

Your vote is important to us. If you have questions about the enclosed materials, please call the Predecessor Fund toll-free at (866) 44BAIRD.

Sincerely,

Mary Ellen Stanek President Baird Funds, Inc.

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF RIVERFRONT LONG-TERM GROWTH FUND

A SERIES OF BAIRD FUNDS, INC.

This is the formal agenda for the special shareholders’ meeting of your fund. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the RiverFront Long-Term Growth Fund (the “Predecessor Fund”), a series of Baird Funds, Inc. (the “Corporation”) will be held at the offices of Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, 29th Floor, Milwaukee, Wisconsin 53202, on September 17, 2010 at 10:00 a.m. Central time, to consider the following proposal and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

1. Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the RiverFront Long-Term Growth Fund (the “Predecessor Fund”) to the RiverFront Long-Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust, in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Fund, and the distribution of such shares to the shareholders of the Predecessor Fund in complete liquidation and termination of the Predecessor Fund.

The close of business on July 15, 2010 has been set as the record date for determining the shareholders of the Predecessor Fund entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Directors,

Charles M. Weber Secretary, Baird Funds, Inc.

            , 2010

We urge you to mark, sign, date and mail the enclosed proxy card in the postage-paid envelope provided (or take advantage of the telephone or Internet voting procedures described on the proxy card). Your prompt return of the enclosed proxy card will help ensure a quorum at the Special Meeting and avoid additional expenses associated with further solicitation. Voting via the Internet or telephone is fast, convenient, and your vote is immediately confirmed and tabulated. Most important, by using the Internet or telephone, you help us reduce postage and proxy tabulation costs. Please do not return the enclosed proxy card if you are voting via the Internet or by telephone. If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

QUESTIONS & ANSWERS

BAIRD FUNDS, INC.

RiverFront Long-Term Growth Fund

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal affecting the RiverFront Long-Term Growth Fund (the “Predecessor Fund”), a series portfolio of Baird Funds, Inc. (the “Corporation”), which will require your vote.

Q.	What is happening?

A.	Robert W. Baird & Co., Incorporated (“Baird”), the investment adviser of the Predecessor Fund, and RiverFront Investment Group, LLC (“RiverFront”), the investment sub-adviser of the Predecessor Fund, each have recommended and the Board of Directors has approved a proposal to reorganize the Predecessor Fund (the “Reorganization”).

Q.	What issue am I being asked to vote on?

A.	You are being asked to vote on a proposal to merge the Predecessor Fund into the RiverFront Long Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust. The New Fund is a “shell” fund that was created to acquire the assets of the Predecessor Fund. Upon the completion of the Reorganization, the Predecessor Fund will distribute shares of the New Fund pro rata to shareholders, who will then become shareholders of the New Fund.

Q.	Why has this proposal been made for the Predecessor Fund?

A.	The Reorganization was proposed in order to increase distribution opportunities for the Predecessor Fund and to enhance its potential for asset growth, while maintaining continuity of portfolio management. As a series of Financial Investors Trust, the New Fund will offer a full array of share classes and will be available through additional distribution channels. ALPS Advisors, Inc. (“ALPS Advisors”) will become the investment adviser to the New Fund; however, RiverFront will continue to serve as investment sub-adviser of the New Fund.

Q.	Will the investment objective or investment policies change as a result of the Reorganization?

A.	The New Fund will have the same investment objective and substantially similar investment policies as the Predecessor Fund.

Q.	Will I have to pay U.S. federal income tax as a result of the Reorganization?

A.	The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. Shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.

Q.	Will the Reorganization change sales charges (loads)?

A.	No. The Investor Class shares and the Institutional Class shares of the Predecessor Fund and the Investor Class and the Class L of the New Fund are not subject to any sales charge (loads).

Q.	Will the Reorganization result in higher advisory fees?

A.	Yes. Shareholders of the Predecessor Fund will be subject to an annual advisory fee that is 0.25% higher than they currently experience in the Predecessor Fund. However, as explained below, net annual fund operating expenses will remain the same at least until December 31, 2012.

Q.	Will the Reorganization change total annual fund operating expenses?

A.	Yes. Based on data for the five-month period ended, and average net assets through, May 31, 2010, total annual fund operating expenses are expected to increase by 0.20%.

Q.	Will the Reorganization change net annual fund operating expenses?

A.	Through December 31, 2012, shareholders of the Predecessor Fund are expected to experience the same net annual fund operating expenses in the New Fund that they currently experience in the Predecessor Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.

Q.	How will the Reorganization affect me?

A.	Assuming shareholders approve the Reorganization, the assets and liabilities of the Predecessor Fund will be transferred to the New Fund, an account will be set up in your name and you will receive shares of the appropriate class of the New Fund, and the Predecessor Fund will liquidate. The value of the shares of the New Fund you receive in the Reorganization will equal the value of the shares of the Predecessor Fund you own immediately prior to the Reorganization.

Q.	Who will pay the expenses of the Reorganization?

A.	The Funds will pay no expenses associated with their participation in the Reorganization. ALPS Advisors or its affiliate will pay for all proxy-related costs solely associated with the Reorganization, including legal costs for New Fund counsel and up to $25,000 for Predecessor Fund counsel, tax, proxy solicitation, printing and mailing costs as well as other costs solely associated with the Reorganization (including any conversion costs imposed by the Predecessor Fund’s service providers, including its transfer agent and custodian, up to $30,000). Baird will pay for (i) legal costs for Predecessor Fund counsel that exceed $25,000 and (ii) any conversion costs imposed by the Predecessor Fund’s service providers, including its transfer agent and custodian, that exceed $30,000.

Q.	Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) or other transactional fee at the time of the Reorganization?

A.	No. The Investor Class shares and the Institutional Class shares of the Predecessor Fund and the Investor Class and the Class L of the New Fund are not subject to any sales charge or CDSC, and no other transactional fees will be charged at the time of the Reorganization.

Q.	When would the Reorganization take place?

A.	If approved, the Reorganization would occur on or about September 24, 2010. Shortly after completion of the Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares owned.

Q.	How does the Board of Directors of the Predecessor Fund recommend that I vote?

A.	The Board of Directors has determined that reorganizing the Predecessor Fund into a new investment company that has the same investment objective and substantially similar investment policies as the Predecessor Fund that is part of Financial Investors Trust and is advised by ALPS Advisors and sub-advised by RiverFront offers potential benefits to shareholders of the Fund. These potential benefits include the extension of the expense cap commitment for the legacy classes through 2012, the New Fund’s access to the distribution network of ALPS Advisors, the availability of additional share classes in the New Fund and additional mutual fund offerings within Financial Investors Trust, and the availability of purchase and exchange privileges for legacy class shareholders following the Reorganization.

The Board of Directors recommends that you vote “FOR” this proposal.

Q.	How can I vote?

A.	You can vote by mail, telephone or internet using the enclosed proxy card, or in person at the special meeting.

Q.	If I send in my proxy card now as requested, can I change my vote later?

A.	You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Corporation as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Corporation at or prior to the special meeting; or (iii) by attending the special meeting and voting in person. Even if you plan to attend the special meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the special meeting to be held.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call at ( ) - .

PROSPECTUS/PROXY STATEMENT

The information contained in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated July , 2010

PROSPECTUS/PROXY STATEMENT

                , 2010

Acquisition of the assets of:	By and in exchange for shares of:
RiverFront Long-Term Growth Fund	RiverFront Long-Term Growth Fund
a series of	a series of
Baird Funds, Inc.	Financial Investors Trust
777 East Wisconsin Avenue	1290 Broadway, Suite 1100
Milwaukee, Wisconsin 53202	Denver, CO 80203
(866) 44BAIRD	(303) 623-2577

This Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Directors of Baird Funds, Inc. (the “Corporation”), on behalf of RiverFront Long-Term Growth Fund (the “Predecessor Fund”), to be used at the Special Meeting of Shareholders of the Predecessor Fund to be held on September 17, 2010 at 10:00 a.m., Central time, to consider the following proposal and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

1. Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the RiverFront Long-Term Growth Fund (the “Predecessor Fund”) to the RiverFront Long-Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust (“FIT”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Fund, and the distribution of such shares to the shareholders of the Predecessor Fund in complete liquidation and termination of the Predecessor Fund.

The Special Meeting will be held at the offices of Robert W. Baird & Co. Incorporated, the Predecessor Fund’s investment adviser (“Baird”), located at 777 East Wisconsin Avenue, 29th Floor, Milwaukee, Wisconsin. Shareholders of record at the close of business on July 15, 2010 are entitled to receive notice of and to vote at the Special Meeting.

This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed to shareholders of record on or about                  , 2010. It explains concisely what you should know before voting on the proposal or investing in the RiverFront Long-Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust (“FIT”), a diversified series of an open-end, registered management investment company. Please read it carefully and keep it for future reference.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to Be Held on September 17, 2010: The Notice of Special Meeting, Combined Prospectus/Proxy Statement and Proxy Card are available at www.                    .com.

To obtain directions to attend the Special Meeting, please call (866) 44BAIRD. You may obtain free copies of the Predecessor Fund’s annual reports, semi-annual reports, prospectus, statement of additional information, the statement of additional information for this Prospectus/Proxy Statement, or other information by calling (866) 44BAIRD. You may receive free copies of the New Fund’s prospectuses or statement of additional information or request other information about the New Fund by calling (        )         -        .

Like shares of the Predecessor Fund, shares of the New Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the New Fund.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

It is proposed that the Predecessor Fund transfer all of its assets to the New Fund, in exchange for the New Fund’s shares and the assumption by the New Fund of all liabilities of the Predecessor Fund, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). The Predecessor Fund and the New Fund are referred to collectively as the “Funds,” and each is referred to herein individually as a “Fund.”

When the Reorganization occurs, each Investor Class and Institutional Class shareholder of the Predecessor Fund will receive, respectively, the number of full and fractional shares of Investor Class and Class L of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Predecessor Fund Investor Class and Institutional Class shares held by that shareholder immediately prior to the Reorganization.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

(i) the prospectus of the New Fund, dated                     , 2010, as supplemented from time to time, the applicable copy of which is included with this Prospectus/Proxy Statement;

(ii) the prospectus of the Predecessor Fund, dated May 1, 2010, as supplemented from time to time;

(iii) the statements of additional information of the New Fund, dated                     , 2010, and of the Predecessor Fund, dated May 1, 2010, each as supplemented from time to time;

(iv) the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganization, dated                     , 2010 (the “Reorganization SAI”); and

(v) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Predecessor Fund included in the Annual Report to Shareholders for the fiscal year ended December 31, 2009.

The Predecessor Fund and the New Fund are open-end management investment companies. The New Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. It has the same investment objective and substantially similar investment policies and restrictions as the Predecessor Fund.

ALPS Advisors, Inc. (“ALPS Advisors”) will be engaged as the investment adviser of the New Fund and will be responsible for the overall administration of the New Fund’s business affairs. RiverFront Investment Group, LLC (“RiverFront”) currently serves as the Predecessor Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement, and will serve as the New Fund’s investment sub-adviser. If shareholders approve the Reorganization, the New Fund will carry on the business of the Predecessor Fund and will inherit the Predecessor Fund’s performance and financial history following the Reorganization. This Prospectus/Proxy Statement includes a comparison of the Predecessor Fund and the New Fund.

This document is designed to give you the information you need to vote on the proposal. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you do not understand, please contact the Predecessor Fund at (866) 44BAIRD.

The New Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files required reports, proxy statements and other information with the SEC. You may review and copy information about the Funds, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

SYNOPSIS

Here are some answers to questions you may have about the proposed Reorganization. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed Reorganization.

1.	What is being proposed?

The Board of Directors of the Corporation, of which the Predecessor Fund is a series, is recommending that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached as Appendix 1), which we refer to as the “Reorganization” of the Predecessor Fund with and into the New Fund. If approved by shareholders, the Predecessor Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund (“Reorganization Shares”) with a value equal to the value of the Predecessor Fund’s assets net of liabilities, and for the assumption by the New Fund of all liabilities of the Predecessor Fund. Each Investor Class and Institutional Class shareholder of the Predecessor Fund will receive, respectively, the number of full and fractional shares of Investor Class and Class L of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Predecessor Fund Investor Class and Institutional Class shares held by that shareholder immediately prior to the Reorganization. As soon as possible after the transfer, the Predecessor Fund will distribute to its shareholders, on a pro rata basis, the appropriate class of Reorganization Shares. As a condition of the Reorganization, the Funds will receive an opinion of counsel that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”); and that no gain or loss will be recognized to the Predecessor Fund, its shareholders, or the New Fund with respect to the Reorganization.

2.	What will happen to my shares of the Predecessor Fund as a result of the Reorganization?

Your shares of the Predecessor Fund will, in effect, be exchanged on a U.S. federal income tax-free basis for shares of the appropriate class of the New Fund equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of the Predecessor Fund shares you held immediately prior to the Reorganization, as follows:

Predecessor Fund Share Class	New Fund Share Class
Investor Class Shares	Investor Class Shares
Institutional Class Shares	Class L Shares

3.	Why has the Board of Directors of the Corporation recommended that I approve the Reorganization?

In determining to recommend that shareholders approve the Reorganization, the Board considered, among others, the following factors:

•

The potential benefits to Fund shareholders resulting from the Reorganization, including access to the distribution network of ALPS Advisors and the additional share classes, purchase and exchange privileges and additional mutual fund offerings available through Financial Investors Trust;

•	The commitment of ALPS Advisors to continue expense limitations for existing shareholders at the same levels until December 31, 2012, which is a year longer than the existing expense cap agreement;

•	The continuity of portfolio management as a result of the Reorganization;

•	The use of a legacy class structure within the New Fund;

•	The tax-free nature of the Reorganization; and

•	Possible alternatives to the Reorganization.

The Board of Directors of the Corporation has concluded that: (1) the Reorganization is in the best interests of the Predecessor Fund, and (2) the interests of the existing shareholders of the Predecessor Fund will not be diluted as a result of the Reorganization. Accordingly, the Board of Directors of the Corporation unanimously recommends approval of the Agreement and Plan of Reorganization to effect the Reorganization.

4.	How do the investment objectives, strategies and restrictions of the Funds compare?

The Funds have the same investment objective and substantially similar investment strategies and restrictions. Each Fund seeks to provide long-term capital appreciation. Each Fund is a diversified fund.

5.	How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following the Reorganization?

The following tables summarize the fees and expenses you may pay as an investor in the Funds, the expenses that the Predecessor Fund incurred for the fiscal year ended December 31, 2009 (except for “Other Expenses” and the waiver/expense reimbursement of the Predecessor Fund which are annualized based on the five-month period ended May 31, 2010), the estimated expenses for the New Fund since it has not yet commenced operations and the pro forma estimated expense ratios of the New Fund assuming consummation of the Reorganization as of September 24, 2010.

Shareholder Fees for each class of each Fund

(fees paid directly from your investments)

	Predecessor Fund	New Fund	New Fund (Pro forma combined)	Predecessor Fund	New Fund	New Fund (Pro forma combined)
	Investor Class *	Investor Class*	Investor Class*	Institutional Class**	Class L**	Class L**
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None	None	None	None
Maximum Account Fee	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Predecessor Fund	New Fund	New Fund (Pro forma combined)	Predecessor Fund	New Fund	New Fund (Pro forma combined)
	Investor Class*	Investor Class*	Investor Class*	Institutional Class**	Class L**	Class L**
Management Fee	0.65%	0.90%	0.90%	0.65%	0.90%	0.90%
Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%	None	None	None
Other Expenses(1)	0.39%	0.34%	0.34%	0.39%	0.34%	0.34%
Acquired Fund Fees and Expenses(2)	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.50%	1.70%	1.70%	1.25%	1.45%	1.45%
Less Waiver and Expense Reimbursement(3) (4)	(0.35)%	(0.55)%	(0.55)%	(0.35)%	(0.55)%	(0.55)%
Net Annual Fund Operating Expenses	1.15%	1.15%	1.15%	0.90%	0.90%	0.90%

*	Each holder of the Investor Class shares of the Predecessor Fund will receive the number of full and fractional shares of the Investor Class shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the Investor Class shares of the Predecessor Fund held by that shareholder immediately prior to the Reorganization.

**	Each holder of Institutional Class shares of the Predecessor Fund will receive the number of full and fractional shares of the Class L shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of the Predecessor Fund held by that shareholder immediately prior to the Reorganization.

(1)	“Other Expenses” have been restated and annualized for the Predecessor Fund to reflect expenses incurred for the five-month period ended, and average net assets through, May 31, 2010. Other Expenses for the New Fund are based on estimated amounts for its initial fiscal year.

(2)	Acquired Fund Fees and Expenses for the New Fund are based on estimated amounts for its initial fiscal year.

(3)

Baird has contractually agreed to limit the Predecessor Fund’s total annual fund operating expenses (including acquired fund fees and expenses) to 1.15% of average daily net assets for the Investor Class shares and 0.90% of average daily net assets for the Institutional Class shares of the Predecessor Fund, at least through December 31, 2011. This obligation excludes taxes, brokerage commissions and extraordinary expenses. If such expenses are incurred, Predecessor Fund expenses would be higher. Baird is permitted to recoup the fees waived and/or expenses reimbursed within a three-year period to the extent of the expense limitation. This agreement may not be terminated prior to December 31, 2011 except with the approval of the Baird Funds, Inc. Board of Directors. Waivers and expense reimbursements in the table have been restated and annualized for the Predecessor Fund to reflect waived and reimbursed expenses for the five-month period ended, and average net assets through, May 31, 2010.

(4)	ALPS Advisors contractually has agreed to limit the total annual fund operating expenses of the New Fund (including acquired fund fees and expenses) to 1.15% of average daily net assets for the Investor Class and 0.90% of average daily net assets for Class L, each through at least December 31, 2012 (excluding taxes, brokerage commissions and extraordinary expenses). This agreement may not be terminated prior to December 31, 2012 except with the approval of the Financial Investors Trust Board of Trustees.

The tables are provided to help you understand the expenses of investing in each Fund and your share of the operating expenses that each Fund incurs and that ALPS Advisors expects the combined fund to incur in the first year following the Reorganization.

Examples

This example is intended to help you compare the costs of investing in the Funds. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Predecessor Fund-Investor Class Shares	$117	$440	$785	$1,761
Predecessor Fund-Institutional Class Shares	$92	$362	$653	$1,480

New Fund-Investor Class Shares	$117	$482	$871	1,960
New Fund-Class L Shares	$92	$404	$739	$1,686

New Fund-Investor Class Shares (Pro forma combined)	$117	$482	$871	$1,960
New Fund-Class L Shares (Pro forma combined)	$92	$404	$739	$1,686

6.	What are the U.S. federal income tax consequences of the proposed Reorganization?

For U.S. federal income tax purposes, no gain or loss is expected to be recognized by the Predecessor Fund or its shareholders as a result of the Reorganization. For more information, please see “Information about the Proposed Reorganization — Certain U.S. Federal Income Tax Consequences,” below.

7.	Will my dividends be affected by the Reorganization?

The Reorganization will not result in a change in dividend policy. The Funds declare and distribute dividends from their net investment income and capital gains annually.

8.	Do the procedures for purchasing, redeeming and exchanging shares of the two Funds differ?

Yes.    This section will help you compare the procedures for purchasing, redeeming and exchanging shares of the Predecessor Fund with the New Fund. Please be aware that this is only a brief discussion. More complete information may be found in the prospectus for each Fund.

RIVERFRONT LONG-TERM GROWTH FUND SHARE CLASS	PREDECESSOR FUND PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases
Investor Class Shares – General Information	Investors may purchase Investor Class shares from the Fund or through select agents of the Fund, such as broker-dealers, investment advisers and other financial intermediaries. Investors will receive the price per share equal to the net asset value per share next computed after the purchase request is received in good order by the Fund or its agents. Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class, which are paid to finance activities that promote the sale of Investor Class shares, including compensating the Fund’s agents for distribution and shareholder services. The Fund’s agents may establish policies that differ from those of the Fund. For example, the organization may charge transactions fees, set higher minimum investments, or impose certain limitations on buying or selling shares. Contact your broker-dealer or other financial organization for details.	Investors may not purchase, exchange or redeem Investor Class shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Investor Class Shares – Investment Minimums	The minimum initial investment in Investor Class shares is $1,000 for Individual Retirement Accounts and Coverdell Education Savings Accounts and $2,500 for all other accounts. The minimum subsequent investment in Investor Class shares is $100 for all accounts. The Fund reserves the right to vary or waive any minimum investment requirement.	The minimum investment in Investor Class shares is $500 for tax-deferred accounts and $2,500 for other accounts. Investors generally may meet the minimum investment amount by aggregating multiple accounts within a Fund. There is no subsequent investment minimum. The Fund reserves the right to waive or change minimum and additional investment amounts.

Institutional Class Shares – General Information	Investors may purchase Institutional Class shares from the Fund or through the Fund’s agents. Investors will receive the price per share equal to the net asset value per share next computed after the purchase request is received in good order by the Fund or its agents.	Class L shares are offered only through certain types of financial intermediaries and to certain institutional investors. Financial intermediaries may include, but are not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers who do not require

RIVERFRONT LONG-TERM GROWTH FUND SHARE CLASS	PREDECESSOR FUND PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases
	Institutional Class shares do not impose a Rule 12b-1 fee. The Fund’s agents may establish policies that differ from those of the Fund with respect to the sale of Institutional Class shares. Contact your broker-dealer or other financial organization for details.	payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by a Fund to financial intermediaries for shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Class L shares are not offered directly to individual investors.

Institutional Class Shares – Investment Minimums	The minimum initial investment in Institutional Class Shares is $25,000, subject to certain waivers set forth in the Fund’s prospectus. There is no subsequent investment minimum. The Fund reserves the right to vary or waive any minimum investment requirement.	The minimum investment for Class L shares is $1,000,000. There is no subsequent investment minimum. The Fund reserves the right to waive or change minimum and additional investment amounts.

RIVERFRONT LONG-TERM GROWTH FUND SHARE CLASS	PREDECESSOR FUND PROCEDURES	NEW FUND PROCEDURES
	Redemptions	Redemptions

Investor and Institutional Class Shares – General	Shareholders may request redemption of their shares at any time. Redemption orders, like purchases, may be accepted by the Fund or its agents. Contact your broker-dealer or other financial organization for details.	Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Investor and Institutional Class Shares – Redemption Payments	Shares will be redeemed at the net asset value per share next calculated after the shareholder’s order is received in good order by the Fund or its agents. Redemption proceeds normally will be sent within seven days after the request is received. However, if payment for recently purchased shares have not yet been collected, there may be a delay in sending the proceeds until payment is	In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days.

RIVERFRONT LONG-TERM GROWTH FUND SHARE CLASS	PREDECESSOR FUND PROCEDURES	NEW FUND PROCEDURES
	Redemptions	Redemptions
	collected, which may take up to 12 calendar days from the purchase date. Shareholders will generally receive redemption proceeds by check mailed to the address of record, but may request to receive redemption proceeds by electronic funds transfer or by wire for a fee to a pre-authorized bank account. A signature guarantee is required when redemption proceeds are payable to any person, address or bank account not on record.	Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Investor and Institutional Class Shares – Redemptions In- Kind	The Fund is obligated to redeem shares solely for cash up to $250,000 or 1% of the net asset value of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in securities held by the Fund rather than cash. In such cases, the shareholder may incur brokerage costs in converting these securities to cash.	The Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Investor and Institutional Class Shares – Redemption Fees	There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer or other financial intermediary for the redemption, there may be a charge by the broker-dealer or other financial intermediary for such services.	The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Fund reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Fund reserves the right to waive such redemption fees.

RIVERFRONT LONG-TERM GROWTH FUND SHARE CLASS	PREDECESSOR FUND PROCEDURES	NEW FUND PROCEDURES
	Exchanges	Exchanges
Investor and Institutional Class Shares	A shareholder can exchange all or a portion of the shareholder’s investment from the same class of one Baird Fund to another. A shareholder may also exchange between classes of the Fund or other Baird Funds if the shareholder meets the minimum investment requirements for the class into which the shareholder would like to exchange.

An Investor Class or Class L shareholder can purchase additional Investor Class or Class L shares.

An Investor Class or Class L shareholder can purchase (including through an exchange) Class A (or any other class sold with a front-end load) shares of any other ALPS-advised fund within the Financial Investors Trust (“FIT”) on a load-waived basis, subject to the processing ability and the discretion of the broker-dealer or other financial intermediary.

A Class L shareholder can purchase Class I (or an equivalent institutional class) shares of any other ALPS-advised fund within FIT, subject (i) to the investment minimum waivers governing such shares as contained in the then-current prospectuses of such series of the Acquiring Trust and (ii) to the processing ability and the discretion of the broker-dealer or other financial intermediary.

9.	How will I be notified of the outcome of the Reorganization?

If shareholders approve the proposed Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares of the applicable class of the New Fund you are receiving. If shareholders do not approve the proposed Reorganization, the Predecessor Fund’s annual report for the period ending December 31, 2010 will indicate this result.

10.	How will the Reorganization affect my account?

As a result of the Reorganization, the assets and liabilities of the Predecessor Fund will be transferred to the New Fund, an account will be set up in your name and you will receive shares of the appropriate class of the New Fund and the Predecessor Fund will terminate. The value of the shares of the New Fund you receive in the Reorganization will equal the value of the shares of the Predecessor Fund you own immediately prior to the Reorganization.

11.	Who will bear the expenses of the proposed Reorganization?

The Funds will pay no expenses associated with their participation in the Reorganization. ALPS Advisors or its affiliate will pay for all proxy-related costs solely associated with the Reorganization, including legal costs for New Fund counsel and up to $25,000 for Predecessor Fund counsel, tax, proxy solicitation, printing and mailing costs as well as other costs solely associated with the Reorganization (including any conversion costs imposed by the Predecessor Fund’s service providers, including its transfer agent and custodian, up to $30,000). Baird will pay for (i) legal costs for Predecessor Fund counsel that exceed $25,000 and (ii) any conversion costs imposed by the Predecessor Fund’s service providers, including its transfer agent and custodian, that exceed $30,000.

12.	What percentage of shareholders’ votes is required to approve the Reorganization?

Approval of the Reorganization will require the affirmative vote of a majority of the outstanding shares of the Predecessor Fund entitled to vote, cast in person or by proxy at the Special Meeting.

The Board of Directors of the Corporation believes that the proposed Reorganization is in the best interests of the Predecessor Fund. Accordingly, the Board unanimously recommends that shareholders vote “FOR” approval of the proposed Reorganization.

PROPOSAL 1: APPROVAL OF THE REORGANIZATION

INVESTMENT STRATEGIES AND RISK FACTORS

13.  What are the main investment strategies and related risks of the New Fund and how do they compare with those of the Predecessor Fund?

This section will help you compare the investment objectives, strategies, risks and fundamental investment policies of the Predecessor Fund with the New Fund. Please be aware that this is only a brief discussion. More complete information may be found in the prospectus and statements of additional information for each Fund. As noted above, the Funds have the same investment objective and substantially similar investment policies.

PREDECESSOR FUND	NEW FUND
Investment Objective	Investment Objective

Seeks to provide investors with long-term capital appreciation.	Same investment objective.

Principal Investment Strategies	Principal Investment Strategies

Common Stocks. The Fund invests at least 75% of its net assets directly or through exchange-traded funds (“ETFs”) in common stocks of domestic and foreign companies across varying market capitalization ranges, styles and economic sectors. The Fund will not invest more than 25% of its total assets in a single ETF. The Fund invests in stock of companies with various market capitalizations but will typically limit its investments in domestic companies within any single market capitalization category to no more than 50% of its total assets for large-cap or mid-cap and no more than 35% for small-cap.	Same investment strategy.

Foreign Securities. The Fund may invest directly or indirectly through ETFs in securities of foreign issuers, including issuers located in both developed countries and emerging markets. The Fund will limit its investments in foreign securities to not more than 40% of its net assets under normal market conditions, of which not more than 20% will be invested in securities of companies located in emerging markets.	Same investment strategy, except 40% limit is increased to 50%.

Investment Selection Process. In constructing a Fund’s portfolio, RiverFront employs a multi-dimensional investment discipline, involving:	Same investment selection process

• Strategic asset allocation

• Tactical adjustments, sector strategy and optimized security selection; and

• Disciplined risk management

PREDECESSOR FUND	NEW FUND
Principal Investment Risks	Principal Investment Risks

Allocation Risks: The performance of the Fund relative to its benchmarks will depend largely on RiverFront’s decisions as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.	Same risk.

Management Risks: RiverFront’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.	Same risk.

Sector and Securities Selection Risks: The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.	Same risk.

Stock Market Risks: Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock markets. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.	Same risk as in first and second sentences. Third sentence is addressed in a substantially similar fashion under “Recent Market Events,” below.

Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.	Same risk.

Style Investing Risks: To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.	Same risk.

Small- and Mid-Cap Risks: Small-capitalization and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The	Same risk.

PREDECESSOR FUND	NEW FUND
frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risks: The Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares are de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests. The Fund is also subject to the specific risks applicable to each ETF in which it invests.

ETF Investment Risks:  ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares are de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

The Fund is also subject to the specific risks applicable to each ETF in which it invests, which include the risks described above. Certain of the ETFs may focus their investments in a particular geographic region, industry or type of security. Such concentration may expose those ETFs to special risks, including the risk that the particular region, industry or type of security may experience greater volatility and significant underperformance relative to the securities markets generally. By investing in ETFs the Fund will be affected by the investment policies and strategies employed by the ETFs and the specific securities in which they invest. Because of the significance of the Fund’s investments in ETFs, the performance of the Fund will be closely related to the performance of the ETFs, and there is no assurance that the investment objectives of the ETFs will be achieved.

Foreign Issuer and Emerging Markets Risks: Securities of foreign issuers are subject to certain inherent risks, such as political or economic instability of the country of issue and greater fluctuations in price than securities of domestic corporations. Foreign companies generally	Foreign Issuer and Emerging Markets Risks: The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting

PREDECESSOR FUND	NEW FUND
are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries. The risks of foreign investments typically are greater in emerging markets	international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

See “Stock Market Risks” above.	Recent Market Events: During 2008 and 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Fundamental Investment Policy	Fundamental Investment Policy

Diversification. The Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities and securities issued by any investment company) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	Same fundamental investment policy.

Concentration. The Fund may not purchase securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry. For purposes of this fundamental investment policy, investment companies are not considered an industry and thus the Fund may invest 25% or more of its total assets in ETFs and other investment companies. However, with respect to the	Concentration. The Fund may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), except that to the extent exchange-traded funds are determined to be an

PREDECESSOR FUND	NEW FUND
Fund’s investment in ETFs and other investment companies that invest at least 80% of their assets in securities within a single industry (as suggested by their names), the Fund will consider the portfolio securities held by those funds for purposes of complying with this fundamental investment policy.	industry or group of industries, the Fund may cause 25% or more of the value of its total assets at the time of purchase to be invested in exchange-traded funds.

Borrowing. The Fund may not borrow money, except to the extent permitted under the 1940 Act, and may borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments).	Same fundamental investment policy.

Commodities. The Fund may not purchase or sell physical commodities, except that the Fund may purchase and sell futures contracts, options, and other derivative instruments, and may invest in securities or other instruments backed by physical commodities, including but not limited to, purchasing or selling commodity ETFs or exchange-traded notes.	Same fundamental investment policy.

Senior Securities. The Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.	Same fundamental investment policy.

Real Estate. The Fund may not directly purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but is not prohibited from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).	Same fundamental investment policy.

Underwriter. The Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.	Same fundamental investment policy.

Loans. The Fund may not make loans if, as a result, more than 33 1 /3% of the Fund’s total assets would be lent to other persons; provided however, this restriction does not apply to investments in repurchase agreements or debt instruments in accordance with their investment objectives and policies.	Same fundamental investment policy.

Performance Information.  The following performance information provides some indication of the risks of investing in the Funds by showing how the Predecessor Fund’s investment performance for one year compares with the performance of a broad measure of market performance.

Calendar Year Annual Returns

Predecessor Fund — Institutional Class Shares

12/31/2009            26.86%

The year to date return as of June 30, 2010 is     .    %.

Best Quarter: Second Quarter 2009, 16.77%

Worst Quarter: First Quarter 2009, -9.63%

The following table compares the Predecessor Fund’s average annual total returns over time to those of the S&P 500® Index.

Average Annual Total Returns

(for periods ended December 31, 2009)

	One Year	Since Inception (October 28, 2008)
Predecessor Fund – Institutional Class
Return Before Taxes	26.86%	28.46%
Return After Taxes on Distributions*	26.74%	28.21%
Return After Taxes on Distributions and Sale of Fund Shares*	17.63%	24.24%
Predecessor Fund – Investor Class
Return Before Taxes	26.58%	28.09%
S&P 500® Index**	26.46%	18.63%
(reflects no deduction for fees, expenses, or taxes)

*	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**	The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. You cannot invest directly in an index.

OTHER COMPARISONS BETWEEN THE FUNDS

Investment Advisers, Sub-Adviser and Portfolio Manager.

Predecessor Fund.  Baird serves as the Predecessor Fund’s investment adviser. Baird is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919. Baird Financial Corporation, a holding company, in combination with Baird employees, owns substantially all of Baird’s outstanding stock.

RiverFront is the sub-adviser to the Predecessor Fund. RiverFront was formed in March 2008 by Peter Quinn and former senior portfolio managers of Wachovia Securities – Michael Jones, Rod Smyth and Doug Sandler. Baird Financial Corporation owns approximately 30% of RiverFront through RiverFront Investment Holdings Group, LLC (a holding company), with the balance owned by the founding members (Messrs. Quinn,

Jones, Smyth and Sandler) and other officers of RiverFront and an outside investor (an affiliate of Private Advisors LLC). Baird may be deemed to be in control of RiverFront by virtue of its ownership interest in and representation on the board of directors of RiverFront Investment Holdings Group, LLC.

The individuals listed below are members of the investment management team at RiverFront that manages the Fund’s investments. As described below, each member has a different role on the team, and decisions as to the purchases and sales of securities are considered by the relevant members of the team as indicated below.

Michael Jones, CFA

Mr. Jones co-manages the Fund and in that capacity is primarily responsible for making strategic asset allocation decisions for the Fund. He has been Chairman and Chief Investment Officer of RiverFront since co-founding the firm in April 2008. Previously, Mr. Jones was Chief Investment Officer for Wachovia Securities since 2002. He has more than 24 years of investment experience. Mr. Jones received his BA from the College of William and Mary and his MBA from the Wharton School at the University of Pennsylvania.

Rod Smyth

Mr. Smyth co-manages the Fund and in that capacity is primarily responsible for making tactical adjustments to the strategic asset allocation made for the Fund. He also selects the foreign securities and related ETFs to buy and sell for the Fund. Mr. Smyth has been Chief Investment Strategist of RiverFront since co-founding the firm in April 2008. Previously, Mr. Smyth was Chief Investment Strategist for Wachovia Securities since 2000. He has more than 26 years of investment experience. Mr. Smyth received his BA from Dundee University in Scotland.

Doug Sandler, CFA

Mr. Sandler co-manages the Fund and in that capacity is primarily responsible for determining the specific economic sectors and domestic equity securities and related ETFs to buy and sell for the Fund. Mr. Sandler oversees a team of equity portfolio managers and research analysts who make investment recommendations. Mr. Sandler has been Chief Equity Officer of RiverFront since co-founding the firm in April 2008. Previously, Mr. Sandler was Chief Equity Strategist for Wachovia Securities since 2001. He has more than 17 years of investment experience. Mr. Sandler received his BS in Accounting and his MBA from the University of Richmond.

Tim Anderson, CFA

Mr. Anderson co-manages the Fund and in that capacity is primarily responsible for determining the specific fixed income securities and alternative investments (and related ETFs) to buy and sell for the Fund. Mr. Anderson has been Chief Fixed Income Officer of RiverFront since June 2008. Previously, he was Chief Fixed Income Strategist for Wachovia Securities since 2004. Prior to 2004, he was the senior high yield trader for Calamos Investments and high yield portfolio manager for Harris Investment Management. He has more than 21 years of investment experience. Mr. Anderson received his BS from DePaul University and his MBA from the University of Chicago.

New Fund. ALPS Advisors, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, subject to the authority of the Board of Trustees of FIT, is responsible for the overall management and administration of the New Fund’s business affairs. ALPS Advisors commenced business operations in December 2006 upon the acquisition of an existing advisory operation.

RiverFront will continue to act as sub-adviser to the New Fund and Messrs. Jones, Smyth, Sandler, and Anderson will continue to act as portfolio managers of the New Fund.

Advisory and Subadvisory Agreements and Fee Waivers.

Predecessor Fund

Baird, subject to the general supervision of the Baird Funds, Inc. Board of Directors (the “Baird Funds Board”), is the Predecessor Fund’s investment adviser and is responsible for the overall management of its assets, including the appointment of RiverFront Investment Group, LLC as sub-adviser. In its role as sub-adviser, RiverFront is responsible for the day-to-day management of the assets of the Predecessor Fund, including the purchase, retention and sale of securities, in accordance with the Predecessor Fund’s investment objective and policies. This includes making investment decisions and buying and selling securities. Pursuant to an Investment Advisory Agreement between Baird Funds, Inc. and Baird, for its services, Baird receives an annual fee of 0.65% of the average daily net assets of the Predecessor Fund. The advisory fee is accrued daily and paid monthly. Out of that fee, Baird pays to RiverFront for sub-advisory services an annual fee of 0.45% of the average daily net assets of the Predecessor Fund, subject to the commitment to cap the Predecessor Fund’s operating expenses as described below.

Baird has contractually agreed to waive its fees and/or reimburse the Predecessor Fund’s operating expenses at least through December 31, 2011 to the extent necessary to ensure that the total annual fund operating expenses, including acquired fund fees and expenses but excluding taxes, brokerage commissions and extraordinary expenses do not exceed 1.15% of the Predecessor Fund’s average daily net assets attributable to the Investor Class and 0.90% of the Predecessor Fund’s average daily net assets attributable to the Institutional Class. RiverFront shares in this expense cap commitment through a reduction in the amount of the sub-advisory fee otherwise payable by Baird while Baird is waiving a portion of its management fee or reimbursing the Predecessor Fund for its operating expenses. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Predecessor Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. After expense waivers, the advisory fee paid to Baird for the fiscal year ended December 31, 2009 was equal to 0.02% of the Predecessor Fund’s average net assets.

Under the Investment Advisory Agreement, Baird may delegate any of its duties to a sub-adviser, subject to approval by the Baird Funds Board, including a majority of the directors who are not “interested persons” (as defined under the Investment Company Act of 1940) of Baird, and, if required, by the requisite vote of the shareholders of the Predecessor Fund. In addition, the Baird Funds Board has approved a policy allowing Baird to terminate a sub-adviser and hire a new sub-adviser or to manage the Predecessor Fund without hiring a new sub-adviser, and to make material amendments to the sub-advisory agreement, without approval by the shareholders of the Fund, to the extent permitted by SEC rule or exemptive order. To date, the Predecessor Fund has not applied for an exemptive order.

New Fund

ALPS Advisors, subject to the general supervision of the FIT Board of Trustees (the “FIT Funds Board”), is the New Fund’s investment adviser and is responsible for the overall management of its assets, including the appointment of RiverFront Investment Group, LLC as sub-adviser. In its role as sub-adviser, RiverFront is responsible for the day-to-day management of the assets of the New Fund, including the purchase, retention and sale of securities, in accordance with the New Fund’s investment objective and policies. This includes making investment decisions and buying and selling securities. Pursuant to an Investment Advisory Agreement between FIT and ALPS Advisors, for its services, ALPS Advisors will receive an annual fee of 0.90% of the average daily net assets of the New Fund. The advisory fee is accrued daily and paid monthly. Out of that fee, ALPS Advisors pays to RiverFront for sub-advisory services an annual fee of 0.60% of the average daily net assets of the New Fund, subject to the commitment to cap the New Fund’s operating expenses and the expense sharing agreement as described below.

ALPS Advisors has contractually agreed to waive its fees and/or reimburse the New Fund’s operating expenses at least through December 31, 2012 to the extent necessary to ensure that the total annual fund operating expenses, including acquired fund fees and expenses but excluding taxes, brokerage commissions and extraordinary expenses do not exceed 1.15% of the New Fund’s average daily net assets attributable to the Investor Class and 0.90% of the Fund’s average daily net assets attributable to Class L. RiverFront shares in this expense cap commitment through a reduction in the amount of the sub-advisory fee otherwise payable by ALPS Advisors while ALPS Advisors is waiving a portion of its management fee or reimbursing the New Fund for its operating expenses. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the New Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

Under the Investment Advisory Agreement, ALPS Advisors may delegate any of its duties to a sub-adviser, subject to approval by the FIT Funds Board, including a majority of the directors who are not “interested persons”

(as defined under the Investment Company Act of 1940) of ALPS Advisors, and, if required, by the requisite vote of the shareholders of the New Fund. To date, the New Fund has not applied for an exemptive order.

Distribution/Service (12b-1) Fees.  The Predecessor Fund adopted a distribution plan with respect to its Investor Class shares. The plan authorizes payments by the Predecessor Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Predecessor Fund’s average daily net asset value (“NAV”). Payments may be made by the Predecessor Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Predecessor Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which the Predecessor Fund may finance without the plan, the Predecessor Fund may also make payments to finance such activity outside of the plan and not subject to its limitations. The plan is a “compensation plan” which means that payments under the plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.

The New Fund has adopted a Rule 12b-1 distribution and services plan with respect to its Investor Class shares. The plans allow the New Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or provision of shareholder services to its Investor Class shareholders. The plan permits the New Fund to make total payments at an annual rate of up to 0.25% of the New Fund’s average daily net assets attributable to its Investor Class shares, respectively. It is expected that the New Fund will pay the maximum amounts. This plan is also a compensation plan.

The Predecessor Fund’s Institutional Class shares and the New Fund’s Class L shares are not subject to Rule 12b-1 plans.

Directors and Officers.  The directors and officers of the Corporation (of which the Predecessor Fund is a series) are different from those of FIT (of which the New Fund is a series). The following individuals comprise the Board of Directors of the Corporation: John W. Feldt, Frederick P. Stratton, Jr., Marlyn J. Spear, G. Frederick Kasten, Jr., and Cory L. Nettles. The following individuals comprise the Board of Trustees of FIT: Mary K. Anstine, Edmund J. Burke, John R. Moran, Jr., Jeremy W. Deems, Jerry G. Rutledge, and Michael “Ross” Shell.

Independent Registered Public Accounting Firms (“Auditors”).  The Predecessor Fund’s Auditor is                     . The New Fund’s Auditor is                     .

Other Service Providers.  Baird also serves as principal underwriter of the Predecessor Fund’s shares. U.S. Bancorp Fund Services, LLC serves as administrator and transfer agent for the Predecessor Fund.

ALPS Distributors, Inc. (“ALPS Distributors”), an affiliate of ALPS Advisors, is the distributor for the New Fund. ALPS Fund Services, Inc., an affiliate of ALPS Advisors and ALPS Distributors, serves as the administrator, transfer agent and bookkeeping and pricing agent for the New Fund. U.S. Bank, N.A. serves as custodian of the Predecessor Fund and The Bank of New York Mellon serves as custodian of the New Fund.

Charter Documents.  The Predecessor Fund is a series of a Wisconsin corporation and the New Fund is a series of a Delaware statutory trust. The Corporation (of which the Predecessor Fund is a series) and FIT (of which the New Fund is a series) are governed by their respective governing instruments, by-laws and state law. Additional information about the governing documents of the Corporation and FIT is provided below.

State Law.  The Corporation (and its series) is governed by the Wisconsin Business Corporation Law (“WBCL”). FIT (and its series) is governed by the Delaware Statutory Trust Act (“DSTA”). Under the WBCL and the DSTA, corporations and statutory trusts, respectively, are operated by their board of directors or trustees and by officers appointed by the board. The difference between operating as a series of a Wisconsin corporation or a Delaware statutory trust is not expected to significantly change the responsibilities, powers and fiduciary duty owed to shareholders by the board.

While both the WBCL and the DSTA contain provisions specifically designed for investment companies that take into account their unique structure and operations, the DSTA allows greater flexibility in drafting an investment company’s governing documents. For example, an investment company organized under the DSTA can structure its governing documents to enable it to more easily obtain board or shareholder approval, and can potentially accomplish certain actions, such as reorganizations or liquidations, without first seeking shareholder approval.

Shares. The Corporation is authorized to issue an indefinite number of shares of beneficial interest, $0.01 par value, and to classify or reclassify into an unlimited number of series or classes of series any unissued shares of the Corporation. Each series of the Corporation, including the Predecessor Fund, is divided into two classes designated as Investor Class shares and Institutional Class shares, each consisting of an indefinite number of shares. Shares of each series of the Corporation have no preemptive or conversion rights.

FIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. Currently, FIT offers two series of shares to the public. Shares of each series of FIT have no preemptive or conversion rights.

Voting Rights. On each matter submitted to a vote of shareholders of the Corporation, each shareholder is entitled to one vote for each whole share and a fractional vote for each fractional share on matters presented at a shareholders’ meeting. All holders of shares of the Corporation vote in the aggregate as a single series and class except with respect to any matter that affects only one or more series or class of a series, in which case only the holders of shares of the series or class of a series affected shall be entitled to vote.

On each matter submitted to a vote of shareholders of the New Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of FIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Board determines that the matter affects one or more series or classes of a series.

Shareholder Meetings. The Predecessor Fund is not required to hold an annual shareholders’ meeting in any year in which none of the following is required to be acted on by the shareholders under the 1940 Act and the rules and regulations promulgated thereunder: (i) election of directors; (ii) approval of an investment advisory contract; (iii) ratification of the selection of the independent public accountants; or (iv) approval of the distribution agreement. Special meetings of shareholders may be called by the Corporation’s Board of Directors, the Chairman of the Board or the President for any purpose, unless otherwise prescribed by the WBCL. In addition, the Corporation must call a special meeting upon written request by the holders of at least 10% of the outstanding shares entitled to vote.

As a series of a Delaware statutory trust, the New Fund is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of FIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Shareholder Liability. Under the WBCL, the shareholders of the Corporation are not liable to the Corporation or its creditors with respect to their shares except to pay the consideration for which the shares were authorized to be issued. In addition, the WBCL provides that the shareholders are not personally liable for the acts or debts of the Corporation.

FIT’s trust instrument disclaims shareholder liability for the debts, liabilities, obligations and expenses of the Trust or FIT or any of their respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the New Fund.

Director/Trustee and Officer Liability. The Corporation’s by-laws require the Corporation to indemnify its officers and directors to the fullest extent permitted by the WBCL. The WBCL provides that the Corporation shall indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Corporation and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Corporation or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

FIT indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

The foregoing is a very general summary of certain provisions of the articles of incorporation, trust instruments, and by-laws and state law governing the Funds. It is qualified in its entirety by reference to the respective articles of incorporation, trust instruments, and by-laws.

INFORMATION ABOUT THE PROPOSED REORGANIZATION

General. The shareholders of the Predecessor Fund are being asked to approve a Reorganization of the Predecessor Fund into the New Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the form of which is attached to this Prospectus/Proxy Statement as Appendix 1.

The Reorganization is structured as a transfer of all the assets of the Predecessor Fund to the New Fund in exchange for the assumption by the New Fund of all the liabilities of the Predecessor Fund and for the issuance and delivery to the Predecessor Fund of Reorganization Shares equal in value to the aggregate net asset value of the Predecessor Fund.

After receipt of the Reorganization Shares, the Predecessor Fund will distribute the Reorganization Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the Predecessor Fund, and the legal existence of the Predecessor Fund as a series of the Corporation will be terminated. Each Investor Class shareholder of the Predecessor Fund will receive the number of full and fractional shares of Investor Class of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Predecessor Fund Investor Class shares held by that shareholder immediately prior to the Reorganization. In addition, shareholders of the Institutional Class of the Predecessor Fund will receive the number of full and fractional shares of Class L of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Predecessor Fund Institutional Class shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Predecessor Fund.

The Board of Directors of the Corporation has voted to approve the Agreement and the proposed Reorganization and to recommend that shareholders also approve the Agreement and the transactions it contemplates. The actions contemplated by the Agreement and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the outstanding shares of the Predecessor Fund entitled to vote, cast in person or by proxy at the Special Meeting.

Interests of Certain Persons. As noted above, Baird’s parent company owns a minority interest in RiverFront. In addition, Baird has two designees on RiverFront’s Board of Directors.

ALPS Advisors and RiverFront intend to enter into a side letter agreement with respect to the payment of certain expenses in connection with the Reorganization. The parties intend that, pursuant to this agreement, the startup expenses of Acquiring Fund and, with certain exceptions, the Reorganization expenses of the Selling Fund into the Acquiring Fund will be borne by ALPS Advisors. Further, in exchange for ALPS Advisors agreeing to bear these expenses, as well as to contractually agree to limit the total annual operating expenses of the Acquiring Fund through at least December 31, 2012, RiverFront will agree that ALPS Advisors shall be entitled to receive 100% of the revenue from the Acquiring Fund until ALPS Advisors has been reimbursed for all of the above amounts. The agreement will also provide that once ALPS Advisors has been fully reimbursed for these amounts, the revenue from the Acquiring Fund will be split 40% to ALPS Advisors and 60% to RiverFront.

Reasons for the Reorganization.  The Baird Funds Board considered the proposed Reorganization of the Predecessor Fund into the New Fund at the request of the Predecessor Fund’s investment adviser, Baird, and sub-adviser, RiverFront. The Baird Funds Board discussed the Reorganization during its regular meeting on February 18, 2010, which representatives of Baird, RiverFront and ALPS Advisors attended and provided information to the Board regarding the Reorganization. The Baird Funds Board also considered the Reorganization at a special meeting on April 16, 2010 and received updated information about the Reorganization at its regular meeting on May 12, 2010. The Board again considered the Reorganization at a special meeting on June 14, 2010.

The Baird Funds Board was informed that the Reorganization was being proposed in order to increase distribution opportunities for the Predecessor Fund and to enhance the potential for asset growth. RiverFront had concluded that successful distribution of asset allocation funds such as the Predecessor Fund requires the availability of retail share classes. Since the Predecessor Fund’s inception, RiverFront has faced challenges in its effort to grow the Predecessor Fund, due in part to the Predecessor Fund’s limited availability through intermediaries such as mutual fund platforms, and expects those challenges to continue. RiverFront also desired to offer a full array of share classes, including load classes, to meet the demand for retail offerings. Accordingly, RiverFront sought a structure in which the Predecessor Fund could be offered through additional channels. Because Baird Funds is a no-load fund family that offers only Investor and Institutional class shares, Baird recommended that the Predecessor Fund be restructured as a series of Financial Investors Trust, a series trust sponsored by ALPS Advisors. RiverFront had proposed to partner with ALPS Advisors in order to: offer additional share classes; introduce new funds to the market, including additional asset-allocation funds and exchange-traded funds; and benefit from ALPS Advisors’ distribution support and wholesaler network.

After the February meeting, the Baird Funds Board requested additional information from Baird, ALPS and RiverFront and conducted certain reviews with the assistance of counsel to the Baird Funds. The review included, among other things, (a) memoranda from Baird regarding the proposed Reorganization; (b) organizational documents of FIT; (c) a comparison of the Predecessor Fund’s proposed advisory fees and total expenses by class to data provided by independent sources; (d) a comparison of the proposed investment advisory and subadvisory fees with fees of other comparable investment vehicles and for other types of clients; (e) the Form ADV of ALPS Advisors and RiverFront; (e) certain legal and regulatory matters; (f) information regarding FIT’s compliance program; (g) certain financial information; (h) information regarding potential benefits of the Reorganization to the various parties; and (i) alternatives to the Reorganization. The Board also requested specific information about the fee structure of the New Fund, including the use of legacy classes for existing Predecessor Fund shareholders.

On June 14, 2010, the Baird Funds Board met with Baird to further consider the proposed Reorganization. Representatives of ALPS Advisors and RiverFront participated in the meeting and delivered the final presentation on the proposed Reorganization. That presentation stated that ALPS Advisors would cap total New Fund operating expenses for the Investor Class and Class L shareholders at the levels currently in place for the Investor and Institutional Class shares of the Predecessor Fund under the same terms as the existing expense cap agreement through at least December 31, 2012, which is one year longer than the current agreement with Baird. In addition, legacy share classes would be created for both the existing Investor Class and Institutional Class shareholders. Although the management fee was proposed to increase, the use of legacy share classes would ensure that existing shareholders would be subject to the same expense ratio for at least two years following the Reorganization. The Board noted that the existing expense cap agreement was due to expire at the end of 2011, after which time total fund operating expenses of the Predecessor Fund would go up if the expense cap agreement was not renewed or if Baird did not agree to continue to assume acquired fund fees and expenses as part of the expense limitation. The Board further noted that the intent of ALPS Advisors and RiverFront in determining fees and expenses, including total expenses and related expense caps, is for the New Fund and other FIT series to be managed by RiverFront to have total operating expenses after waivers and reimbursements to be at or near the median as compared to other funds in the same category and of similar size.

The Baird Funds Board was also informed that the New Fund would be managed by RiverFront as sub-adviser, with the same portfolio management team that managed the Predecessor Fund using the same investment approach. Moreover, the New Fund would have the same investment objective and substantially similar principal investment strategies and limitations.

Although the legacy share classes would be closed to new investors, the Board was informed that existing shareholders of the Predecessor Fund at the time of the Reorganization would be able to purchase additional legacy shares and that no sales loads would be payable by legacy class shareholders either at the time of the Reorganization or in connection with future purchases of legacy shares. In addition, existing shareholders of the Investor Class or the Institutional Class of the Predecessor Fund would be able to purchase Class A shares of other FIT funds advised by ALPS Advisors without having to pay a front-end sales load, subject to the processing ability and the discretion of the broker-dealer or other financial intermediary. Existing shareholders of the Institutional Class of the Predecessor Fund would also be able to purchase institutional class shares of other FIT funds advised by ALPS Advisors subject (i) to the investment minimum waivers governing such shares as contained in the then-current prospectuses of such series of FIT and (ii) to the processing ability and the discretion of the broker-dealer or other financial intermediary. ALPS Advisors also agreed to use reasonable efforts to work with the broker-dealers and other financial intermediaries who have selling agreements with the Predecessor Fund in an attempt to enable clients of such broker-dealers and other financial intermediaries to be able to offer the privileges described above for their clients who are Predecessor Fund shareholders. The presentation also stated that ALPS Advisors and FIT would comply with Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser or its affiliated persons to receive any amount or benefit in connection with the transfer of advisory arrangements, subject to the satisfaction of two conditions. First, for a period of at least three years following the Reorganization, at least 75% of the board members of the investment company must not be interested persons of the adviser or predecessor advisor or sub-adviser. Second, for a period of at least two years following the Reorganization, no “unfair burden” may be placed on the investment company.

At the June 14, 2010 meeting, the Board was also presented with additional information regarding the proposed Reorganization, including a summary of the information and documents provided pursuant to the Board’s request. The materials included fee and expense comparisons, performance information, financial information and information regarding distribution strategies and the continuity of portfolio management and investment strategies following the Reorganization. The Board noted that while the New Fund has a higher contractual advisory fee, other fund expenses are expected to decrease somewhat and total net annual fund operating expenses will remain the same through December 31, 2012 due to ALPS Advisors’ agreement to continue the Predecessor Fund’s expense cap commitment as described above. The Board compared the proposed advisory and subadvisory fees to fees charged to other mutual funds managed by ALPS Advisors and other accounts managed by RiverFront, respectively. Based on a review of comparative fee data provided by an independent source, the Board noted that the net expenses of the legacy classes will be below average expenses for funds of similar size in the New Fund’s peer group. The Board also reviewed the Predecessor Fund’s performance since inception and as compared to the S&P® 500 Index.

The Board noted the minority equity ownership in RiverFront by Baird’s parent company, which would continue following the Reorganization, and the fact that Baird has two representatives on RiverFront’s board of directors. The Board considered the potential benefits of the Reorganization to ALPS Advisors, RiverFront and Baird, including projected revenue information and the agreement between ALPS Advisors and RiverFront regarding the reimbursement of expenses paid by ALPS Advisors. The Board was informed that the Predecessor Fund would not bear any costs of the Reorganization, which costs would generally be borne by ALPS Advisors and Baird, and that the value of legacy shares of the New Fund to be received by shareholders of the Predecessor Fund would be calculated at NAV using the same pricing methodology as used by the Predecessor Fund. Thus, the Reorganization would not be dilutive to shareholders.

The Board was informed that the Predecessor Fund’s shareholders would be receiving shares of the New Fund in the Reorganization, which is intended to qualify as a tax-free “reorganization” under Section 368(a)(1)(F) of the Code and that as such no gain or loss will be recognized to Predecessor Fund, its shareholders, or the New Fund. The Board noted that the Reorganization would generally provide a more preferable result for shareholders as compared to a liquidation of the Predecessor Fund, which would be a taxable event and would likely result in a capital gains distribution to shareholders.

In light of the above rationale and considerations, in considering the proposed Reorganization, the Baird Funds Board took into account a number of factors, including:

1.	The terms and conditions of the Reorganization Agreement;

2.	The anticipated effect of the Reorganization on per-share fees and expenses of the Predecessor Fund shareholders;

3.	ALPS Advisors’ commitment to cap expenses of the Investor Class and Class L shares of the New Fund so that existing shareholders of the Predecessor Fund would be subject to the same expense ratio under the same terms as the existing expense cap agreement until at least December 31, 2012, which is one year longer than the expense cap agreement currently in place for the Predecessor Fund (the Board noted that after that time, New Fund expense ratios could increase only with the approval of the FIT Board of Trustees);

4.	The use of a legacy class structure within the New Fund;

5.	The purchase and exchange privileges available to legacy class shareholders following the Reorganization;

6.	The fact that no loads would be payable by legacy class shareholders as a result of the Reorganization or in connection with future purchases of legacy class shares;

7.	The continuity of portfolio management as a result of the Reorganization, with RiverFront and its investment team continuing to manage the New Fund as sub-adviser;

8.	The continuity of the Predecessor Fund’s investment objective, strategies, policies and restrictions following the Reorganization;

9.	The historical investment performance of the Predecessor Fund relative to its benchmark and its peer group;

10.	The potential benefits to Predecessor Fund shareholders resulting from the New Fund’s access to the distribution network and capability of ALPS Advisors and the additional share classes that would be available, which could result in a larger asset base and potentially reduced operating expenses over the long term;

11.	The additional mutual fund offerings that would be available to Predecessor Fund shareholders through FIT, including other funds managed by RiverFront;

12.	The U.S. federal tax consequences of the Reorganization, including that the Reorganization is structured as a tax-free reorganization with respect to the Predecessor Fund’s shareholders;

13.	The fact that the Predecessor Fund will not bear any expenses of the Reorganization and that all of the costs of the Reorganization will be borne by ALPS Advisors and Baird;

14.	ALPS Advisors’ and FIT’s commitment to comply with Section 15(f) under the 1940 Act with respect to the New Fund;

15.	Possible alternatives to the Reorganization, including the liquidation of the Predecessor Fund or the engagement of the new sub-adviser; and

16.	The potential benefits of the Reorganization to certain persons, including ALPS, RiverFront and Baird.

Based on the foregoing, at its June 14, 2010 meeting, the Baird Funds Board, including a majority of the directors who are not “interested persons,” through an exercise of its business judgment, concluded that, when considering the totality of the factors, the Reorganization is in the best interests of the Predecessor Fund and that the interests of Predecessor Fund shareholders would not be diluted as a result of the Reorganization. Accordingly, the Board determined to approve the Reorganization Agreement and recommended that it be submitted to Predecessor Fund shareholders for approval.

Agreement and Plan of Reorganization.  The proposed Reorganization will be governed by the Agreement, the form of which is attached as Appendix 1. The Agreement provides that the Predecessor Fund will transfer all of its assets to the New Fund solely in exchange for the issuance of full and fractional Reorganization Shares and the assumption of all the Predecessor Fund’s liabilities. The Reorganization Shares will be issued on or about September 24, 2010 or such other date as may be agreed upon by the parties (the “Closing Date”). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

The Predecessor Fund will transfer all of its assets to the New Fund, and in exchange, the New Fund will assume all liabilities of the Predecessor Fund and deliver to the Predecessor Fund the number of full and fractional shares of the appropriate class of the New Fund having an aggregate net asset value equal to the net asset value of the shares of the Predecessor Fund. On or as soon after the Closing Date as is possible (the “Liquidation Date”), the Predecessor Fund will distribute in complete liquidation of the Predecessor Fund, pro rata to its shareholders of record, all of the Reorganization Shares received by the Predecessor Fund. This distribution will be accomplished by the transfer of Reorganization Shares credited to the account of the Predecessor Fund on the books of the New Fund to open accounts on the share records of the New Fund in the name of Predecessor Fund shareholders, and representing the respective pro rata number of Reorganization Shares of the applicable class due such shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Predecessor Fund. As a result of the proposed transaction, each Predecessor Fund shareholder will receive a number of Reorganization Shares of the applicable class equal in value as of the Valuation Date to the value of the corresponding class of Predecessor Fund shares previously held by such shareholder.

The consummation of the Reorganization is subject to the terms and conditions and the representations and warranties set forth in the Agreement. The Agreement may be terminated by mutual agreement of the Corporation on behalf of the Predecessor Fund and FIT on behalf of the New Fund. In addition, either the Trust or FIT may at its option terminate the Agreement at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of the Corporation or the Board of FIT that the consummation of the transactions contemplated therein is not in the best interests of the Predecessor Fund or the New Fund, respectively.

The Funds will pay no expenses associated with their participation in the Reorganization. ALPS Advisors or its affiliate will pay for all proxy-related costs solely associated with the Reorganization, including legal costs for New Fund counsel and up to $25,000 for Predecessor Fund counsel, tax, proxy solicitation, printing and mailing costs as well as other costs solely associated with the Reorganization (including any conversion costs imposed by the Predecessor Fund’s service providers, including its transfer agent and custodian, up to $30,000). Baird will pay for (i) legal costs for Predecessor Fund counsel that exceed $25,000 and (ii) any conversion costs imposed by the Predecessor Fund’s service providers, including its transfer agent and custodian, that exceed $30,000.

Description of the Reorganization Shares.  Reorganization Shares will be issued to the Predecessor Fund’s shareholders in accordance with the Agreement as described above. The Reorganization Shares will be Investor Class and Class L shares of the New Fund. Investor Class Reorganization Shares have similar characteristics as the corresponding Investor Class shares of the Predecessor Fund. Class L Reorganization Shares have similar characteristics as the corresponding Institutional Class shares of the Predecessor Fund. For more information on the characteristics of each class of the Reorganization Shares, please see the applicable prospectus, a copy of which is included with this Prospectus/Proxy Statement.

Certain U.S. Federal Income Tax Consequences.  It is a condition to each Fund’s obligation to consummate the Reorganization that the Funds receive a tax opinion from Davis Graham & Stubbs LLP (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

(a)	The transfer of all the assets of the Predecessor Fund to the New Fund in exchange solely for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund followed by the pro rata distribution by the Predecessor Fund of all the Reorganization Shares to the Predecessor Fund shareholders in complete liquidation of the Predecessor Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)	No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Predecessor Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund.

(c)	No gain or loss will be recognized by the Predecessor Fund upon the transfer of all its assets to the New Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund or upon the distribution (whether actual or constructive) of such Reorganization Shares to the Predecessor Fund’s shareholders solely in exchange for such shareholders’ shares of the Predecessor Fund in complete liquidation of the Predecessor Fund.

(d)	No gain or loss will be recognized by the Predecessor Fund’s shareholders upon the exchange of their Predecessor Fund shares solely for Reorganization Shares in the Reorganization.

(e)	The aggregate basis of the Reorganization Shares received by each Predecessor Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Predecessor Fund shares exchanged therefor by such shareholder. The holding period of the Reorganization Shares received by each Predecessor Fund shareholder will include the period during which the Predecessor Fund shares exchanged therefor were held by such shareholder, provided such Predecessor Fund shares are held as capital assets at the time of the Reorganization.

(f)	The basis of the Predecessor Fund’s assets transferred to the New Fund will be the same as the basis of such assets to the Predecessor Fund immediately before the Reorganization. The holding period of the assets of the Predecessor Fund in the hands of the New Fund will include the period during which those assets were held by the Predecessor Fund.

(g)	The taxable year of the Predecessor Fund will not end as a result of the Reorganization. The part of the taxable year of the Predecessor Fund before the effective time of the Reorganization and the part of the taxable year of the New Fund after the effective time will constitute a single taxable year of the New Fund.

Notwithstanding the above, no opinion will be expressed as to (1) the effect of the Reorganization on the Predecessor Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) any other U.S. federal tax issues (except those set forth above); or (3) all state, local or foreign tax issues of any kind. In particular, no opinion will be expressed with respect to the taxable year of any Predecessor Fund shareholder.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of U.S. federal, state, local, non-U.S. or other tax laws.

Capitalization.  The following table shows, as of                 , 2010, the capitalization of each Fund and the pro forma combined capitalization of the New Fund, giving effect to the proposed Reorganization as of that date:

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fund
Predecessor Fund
Investor Class	$		$
Institutional Class	$		$
New Fund
Investor Class		—		—	—
Class L		—		—	—
New Fund (pro forma)
Investor Class	$		$
Class L	$		$

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General.  The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies will be paid by ALPS Advisors or its affiliates. Shareholder votes will be solicited primarily by mail by certain officers and representatives of the Corporation, officers, employees or agents of Baird, RiverFront or ALPS Advisors, and certain financial service firms and their representatives, who will receive no extra compensation for their services. Solicitations may also be made by telephone, facsimile, e-mail or in person.                          has been retained as proxy tabulator.

As of July 15, 2010 (the “Record Date”), the Predecessor Fund had                      shares outstanding.

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

The Corporation is generally not required to hold annual meetings of shareholders and the Corporation generally does not hold a meeting of shareholders in any year, unless certain specified shareholder actions, such as the election of directors or the approval of a new advisory agreement, are required to be taken under state law or the 1940 Act. By observing this policy, the Corporation seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholders’ meetings, as well as the related expenditure of staff time.

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a series of the Corporation hereafter called should send the proposal to the Secretary of the Corporation at the Corporation’s principal offices within a reasonable time before the solicitation of proxies for such meeting occurs. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholders’ meeting, it must be a proper matter for consideration under Wisconsin law.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

In order to transact business at the Special Meeting, a “quorum” must be present. Under the Corporation’s By-laws, a quorum is constituted by the presence, in person or by proxy, at the Special Meeting of a majority of the outstanding shares of the Predecessor Fund entitled to vote at the Special Meeting. If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.

For purposes of determining the presence of a quorum for the transaction of business at the Special Meeting, abstentions and broker “non-votes” will be treated as shares that are present, but which have not been voted. Broker non-votes are shares held in “street name” for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Accordingly, shareholders are urged to forward their voting instructions promptly.

If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment would require the affirmative vote of a majority of the shares of the Predecessor Fund represented at the Special Meeting to be adjourned. The persons named as proxies will vote those proxies that they are entitled to vote “FOR” the proposal in favor of such an adjournment and will vote those proxies required to be voted “AGAINST” the proposal against such adjournment.

Voting

Approval of the Reorganization will require the affirmative vote of a majority of the outstanding shares of the Predecessor Fund entitled to vote, cast in person or by proxy at the Special Meeting.

Whether you expect to be personally present at the Special Meeting or not, we encourage you to vote by proxy. You can do this by completing, dating, signing and returning the accompanying proxy card using the enclosed postage-paid envelope or by voting via the Internet or by telephone, as described below. You may also vote in person at the Special Meeting. Even if you intend to vote your shares in person at the Special Meeting, you are urged to complete and return the enclosed proxy card or to vote via the Internet or by telephone. Voting before the Special Meeting will not prevent you from voting at the Special Meeting if you desire to do so, as your vote by proxy is revocable at your option. If you vote via the Internet or telephone, you do not need to mail your proxy card.

If you choose to vote by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted “FOR” the Reorganization proposal and in accordance with the best judgment of the persons named as proxies on such other matters that may properly come before the Special Meeting.

The Corporation has also arranged to have votes recorded by telephone. Please have the proxy card in hand and call the number on the enclosed materials and follow the instructions. After a shareholder provides his or her voting instructions, those instructions are read back to the shareholder and the shareholder must confirm his or her voting instructions before disconnecting the telephone call. The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

Shareholders may also vote over the Internet by following the instructions in the enclosed materials. Shareholders will be prompted to enter the control number on the enclosed proxy card. Follow the instructions on the screen, using the proxy ballot as a guide. The voting procedures used in connection with Internet voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

For the Reorganization proposal, to the extent not designated, the shares will be voted “FOR” approval of the Reorganization. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Corporation, (ii) by properly executing a later-dated proxy that is received by the Corporation at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

In tallying votes, abstentions and broker non-votes will not count toward the number of votes in favor of the Reorganization proposal, which means they will have the effect of votes against the Reorganization proposal.

Share Ownership

As of the Record Date, the officers and directors/directors of each of the Corporation and FIT as a group beneficially owned [less than 1% of the outstanding shares of the Predecessor Fund.] The following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of the Predecessor Fund as of the Record Date:

Shareholder Name and Address	Class	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization

As of the date of this Prospectus/Proxy Statement, no shares of the New Fund have been issued.

Appendix 1

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this     th day of             , 2010 by Financial Investors Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the RiverFront Long-Term Growth Fund (the “Acquiring Fund”); Baird Funds, Inc., a Wisconsin corporation (the “Selling Corporation”), on behalf of the RiverFront Long-Term Growth Fund (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); ALPS Advisors, Inc. (“ALPS”), the investment adviser to the Acquiring Fund (for purposes of Sections 5.11, 5.12, 5.13, 5.14, and 9.1 of the Agreement only); and Robert W. Baird & Co. Incorporated (“Baird”), the investment adviser to the Selling Fund (for purposes of Sections 5.14 and 9.1 of the Agreement only). The principal place of business of the Acquiring Trust and ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203; the principal place of business of the Selling Corporation and Baird is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for voting Investor Class and Class L shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; immediately followed by (ii) the distribution of the Investor Class and Class L shares of the Acquiring Fund to the Investor Class and Institutional Class shareholders, respectively, of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Corporation, the Acquiring Trust and the Selling Corporation are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Directors of the Selling Corporation has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES,

AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Investor Class and Class L Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED.  The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, as such term is defined in Section 3.1.

1.3 LIABILITIES TO BE ASSUMED.  The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Acquired Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is possible (the “Liquidation Date”): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata by Investor and Institutional Class, respectively, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Selling Fund Shareholders”), all of the Investor Class and Class L Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Corporation and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Selling Fund Shareholders.

1.6 STATE FILINGS.  Promptly following the Closing Date, the Selling Corporation shall make any filings with the State of Wisconsin that may be required under the laws of the State of Wisconsin to effect the termination of the Selling Fund.

1.7 TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 TERMINATION.  The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Wisconsin state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9 BOOKS AND RECORDS.  All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth in Rule 17a-8 under the 1940 Act.

1.10 INITIAL SHARE.  Prior to the Closing, the Acquiring Fund will issue one share of each of the Investor Class and Class L of the Acquiring Fund (the “Initial Shares”) to ALPS Fund Services, Inc. (the “Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES.  The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Corporation’s Amended and Restated Articles of Incorporation and Bylaws (the “Selling Corporation Governing Documents”), the Selling Corporation’s Pricing and Valuation Committee Procedures and the Selling Fund’s then-current prospectus and statement of additional information.

2.2 VALUATION OF SHARES.  The aggregate net asset value of each class of Acquiring Fund Shares shall be the aggregate net asset value of the respective class of the Selling Fund on the Valuation Date, using the valuation procedures set forth in the Selling Corporation Governing Documents and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED.  Each Investor Class and Institutional Class shareholder of the Selling Fund will receive, respectively, the number of full and fractional shares of Investor Class and Class L of the Acquiring Fund, equal as of the Valuation Date to the number of full and fractional Investor Class and Institutional Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization.

2.4 EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE.  The Closing shall occur on September 24, 2010 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE.  The Selling Fund shall cause U.S. Bank, N.A., as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE.  The Selling Fund shall cause U.S. Bancorp Fund Services, LLC, as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Selling Fund (a) a certificate as to the opening of accounts in the Selling

Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND.  The Selling Corporation, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin.

(b) The Selling Fund is a separate series of the Selling Corporation duly authorized in accordance with the applicable provisions of the Selling Corporation Governing Documents.

(c) The Selling Corporation is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Corporation Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization, the Selling Fund has no material contracts or other commitments that will be terminated with liability to the Selling Fund before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The financial statements of the Selling Fund as of December 31, 2009, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of December 31, 2009, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted against the Selling Fund.

(j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto.

(l) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(n) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Corporation or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(o) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p) For each taxable year of its operations, the Selling Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the current taxable year), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Wisconsin state law, as applicable, for the execution of this Agreement by the Selling Corporation on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Wisconsin state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2.

(r) The Selling Corporation’s Board of Directors satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Corporation.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Revised Trust Instrument and Bylaws.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Share, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Share issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Share immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Share, constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post-Effective Amendment (as defined in Section 8.6), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(l) The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring

Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for the filing of any documents that may be required under the 1933 Act, the 1934 Act and the 1940 Act and such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE.  Subject to Section 1.2, the Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL.  The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION.  The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION.  The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION.  Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Corporation shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Corporation’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS.  The Acquiring Trust will prepare and file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 REPORTING RESPONSIBILITY.  Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9 SELLING FUND FINANCIAL STATEMENTS.  The unaudited financial statements for the semi-annual period ended June 30, 2010, will be prepared in accordance with generally accepted accounting principles, and such statements (copies of which will be furnished to the Acquiring Fund) will fairly reflect the financial condition of the Selling Fund as of June 30, 2010, and there will be no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

5.10 TAX STATUS OF REORGANIZATION.  It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Selling Corporation, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

5.11 COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT.  (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of ALPS, RiverFront Investment Group or Baird; and (b) ALPS agrees that for a period of two (2) years after the Closing Date, neither ALPS nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.12 CERTAIN PRIVILEGES FOR SELLING FUND SHAREHOLDERS.  ALPS, on behalf of the Acquiring Fund, shall cause Selling Fund shareholders who receive Investor Class or Class L shares of the Acquiring Fund in the Reorganization to be able to purchase additional Investor Class or Class L shares of the Acquiring Fund following the Reorganization and to purchase (including through an exchange) Class A (or any other class sold with a front-end load) shares of other series of the Acquiring Trust for which ALPS serves as investment adviser on a load-waived basis, subject to the processing ability and the discretion of the broker-dealer or other financial intermediary. Furthermore, ALPS, on behalf of the Acquiring Fund, shall cause Selling Fund shareholders who receive Class L shares in the Reorganization to be able to purchase Class I (or an equivalent institutional class) shares of other series of the Acquiring Trust for which ALPS serves as investment adviser, subject (i) to the investment minimum waivers governing such shares as contained in the then-current prospectuses of such series of the Acquiring Trust and (ii) to the processing ability and the discretion of the broker-dealer or other financial intermediary. ALPS agrees to use reasonable efforts to work with the broker-dealers and other financial intermediaries who have selling agreements with the Selling Corporation, on behalf of the Selling Fund, in an attempt to enable clients of such broker-dealers and other financial intermediaries to be able to offer the privileges described above for their clients who are Selling Fund shareholders. Further, ALPS will use best efforts to consult with Baird with respect to developing and delivering appropriate correspondence to such intermediaries explaining the privileges described above and offering to extend those privileges to their clients who are Selling Fund Shareholders.

5.13 EXPENSE CAPS.  ALPS shall enter into a contractual expense waiver with the Acquiring Fund such that ALPS shall contractually agree to limit the Acquiring Fund’s total annual fund operating expenses (including acquired fund fees and expenses) to 1.15% of average daily net assets for the Investor Class and 0.90% of average daily net assets for Class L, each through at least December 31, 2012 (excluding taxes, brokerage commissions and extraordinary expenses). During the third quarter of 2012, the Acquiring Trust shall provide reasonable advance notice to shareholders of the Acquiring Fund of the expiration of the expense cap, the terms of the new expense cap or caps, and, if applicable, the conversion of the Investor Class and/or Class L shares to a class with higher net operating expenses.

5.14	CONFIDENTIALITY.

(a) The Acquiring Trust, the Acquiring Fund, the Selling Corporation, the Selling Fund, ALPS and Baird (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Fund is a legally designated, separate series of the Acquiring Trust, and the Acquiring Trust is a statutory trust validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) The Registration Statement is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws.

(f) This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Corporation, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Selling Corporation and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Corporation’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Corporation.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion from Godfrey & Kahn, S.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Fund is a legally designated, separate series of the Selling Corporation, and the Selling Corporation is a corporation existing under the laws of the State of Wisconsin, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Selling Corporation is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Corporation’s Amended and Restated Articles of Incorporation (assuming approval of Selling Fund shareholders has been obtained) or its Bylaws.

(e) This Agreement has been duly authorized, executed and delivered by the Selling Corporation on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Corporation on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Godfrey & Kahn, S.C. may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4 As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to Closing as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust’s trust instrument or bylaws, or of investment restrictions disclosed in the Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the following:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Corporation Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1.

8.2 This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Directors of the Selling Corporation in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund’s Investor Class and Class L shares under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.7 The Funds shall have received an opinion of Davis Graham & Stubbs LLP substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata, by class, distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c) No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g) The taxable year of the Selling Fund will not end as a result of the Reorganization. The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7.

ARTICLE IX

EXPENSES

9.1 The Funds will pay no expenses associated with their participation in the Reorganization. ALPS or its affiliate will pay for all proxy-related costs solely associated with the Reorganization, including legal costs for Acquiring Fund counsel and up to $25,000 for Selling Fund counsel, tax, proxy solicitation, proxy tabulation, printing and mailing costs, any special billings imposed by either Fund’s auditors in connection with the Reorganization as well as other costs solely associated with the Reorganization (including any conversion costs imposed by the Selling Fund’s service providers, including its transfer agent and custodian, up to $30,000). Baird will pay for (i) legal costs for Selling Fund counsel that exceed $25,000 and (ii) any conversion costs imposed by the Selling Fund’s service providers, including its transfer agent and custodian, that exceed $30,000. Further, Baird agrees not to engage a proxy solicitor without the written consent of ALPS, whose consent may not be unreasonably withheld. For the avoidance of doubt, the expense sharing agreement set forth in this Section 9.1 shall apply even in the event that this Agreement is terminated pursuant to Article XII.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC. Selling Fund shareholders will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE X

INDEMNIFICATION

10.1 The Acquiring Trust agrees to indemnify and hold harmless the Selling Corporation, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2 The Selling Corporation agrees to indemnify and hold harmless the Acquiring Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Corporation or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE XI

ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

11.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2 Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.11, 5.12, 5.13, 5.14, and 9.1 and Article X, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII

TERMINATION

12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Corporation and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Corporation in writing without further action by their Board of Trustees or Board of Directors, as applicable. In addition, either the Acquiring Trust or the Selling Corporation may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Directors of the Selling Corporation that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Corporation, the Selling Fund, ALPS, Baird, RiverFront Investment Group, LLC, or their respective board members, members, shareholders and officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII

AMENDMENTS

13.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Corporation as specifically authorized by their Board of Trustees or Board of Directors, respectively; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW;

ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Corporation personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Corporation Governing Documents. Moreover, no series of the Selling Corporation or Acquiring Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Corporation hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Directors of the Selling Corporation on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Corporation, respectively, acting as such. Neither the authorization by such Board of Trustees or Board of Directors, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV

NOTICES

15.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Corporation or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Corporation or the Acquiring Trust shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of RiverFront Long-Term Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

BAIRD FUNDS, INC., on behalf of RiverFront Long-Term Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.11, 5.12, 5.13, 5.14 and 9.1 only

ALPS ADVISORS, INC.

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.14 and 9.1 only

ROBERT W. BAIRD & CO.

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

Relating to the Acquisition of the Assets and Liabilities of

RiverFront Long-Term Growth Fund

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(866) 44BAIRD

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated                     , 2010 for use in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the RiverFront Long-Term Growth Fund (the “Predecessor Fund”), to be held on September 17, 2010. At the Special Meeting, shareholders of the Predecessor Fund will be asked to approve the Reorganization of the Predecessor Fund into the RiverFront Long-Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust, as described in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by writing to the New Fund at the address shown above or by calling (    )     -      .

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the Predecessor Fund and the New Fund is contained in their Statements of Additional Information dated May 1, 2010 and                          , 2010, respectively, as supplemented from time to time, which are incorporated herein by reference only insofar as they relate to such Funds. No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Predecessor Fund are contained in its Annual Report for the fiscal year ended December 31, 2009, which is incorporated herein by reference only insofar as it relates to the Predecessor Fund. No other parts of the Annual Report are incorporated by reference herein.

The New Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. For this reason, the financial statements of the New Fund and the pro forma financial statements of the New Fund have not been included herein.

The date of this Statement of Additional Information is                     , 2010.

FORM OF PROXY

PROXY TABULATOR [address]	To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website www. .com
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call 1- - -
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY
RIVERFRONT LONG-TERM GROWTH FUND
The Board of Directors of the RiverFront Long-Term Growth Fund recommends a vote “for” the proposals to:					For	Against	Abstain

1.

Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the RiverFront Long-Term Growth Fund (the “Predecessor Fund”) to the RiverFront Long-Term Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust, in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Predecessor Fund, and the distribution of such shares to the shareholders of the Predecessor Fund in complete liquidation and termination of the Predecessor Fund.

					☐	☐	☐

NOTE: In their discretion, the named proxies may vote and otherwise represent the shareholder(s) on such other business as may properly come before the meeting or any adjournment thereof.

The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement. Your signature(s) on the proxy card should be exactly as your name or names appear(s) on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

	Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.            .com.

FORM OF PROXY

RIVERFRONT LONG-TERM GROWTH FUND

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Proxy for Special Meeting of Shareholders

September 17, 2010

This Proxy is Solicited by the Board of Directors of

Baird Funds, Inc.

The undersigned Shareholder(s) of RiverFront Long-Term Growth Fund (the “Predecessor Fund”), hereby appoint(s) Mary Ellen Stanek and Leonard M. Rush (each with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Meeting of Shareholders (the “Special Meeting”) of the Predecessor Fund to be held on September 17, 2010, 10:00 a.m. Central time, at 777 East Wisconsin Avenue, 29th Floor, Milwaukee, Wisconsin, and any adjournments thereof, to vote all of the shares of the Predecessor Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Prospectus/Proxy Statement as checked on the reverse side.

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed voting instructions are returned, such shares will be voted “FOR” the Proposal. Please date, sign and return promptly.

PART C. OTHER INFORMATION

Item 15.	Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (1)(a) and (1)(b) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (7)(a) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (7)(f) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16.	Exhibits.
	(1)	(a)	Trust Instrument of Registrant.[1]

		(b)	Revised Trust Instrument of Registrant.[1]

	(c)	Amendment to Trust Instrument of Registrant dated August 7, 2009.[8]

(2)	(a)	By-Laws of Registrant.[1]

	(b)	Revised By-Laws of Registrant.[1]

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.[5]

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of RiverFront Long-Term Growth Fund, Baird Funds, Inc., on behalf of RiverFront Long-Term Growth, ALPS Advisors, Inc. and Robert W. Baird & Co. Incorporated (filed herewith).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Trust Instrument of Registrant (incorporated herein by reference to Exhibit (1) of this filing).

(6)	(a)	Investment Advisory and Management Agreement dated October 1, 2007 between Registrant and ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) with respect to the Listed Private Equity Fund.[4]

	(b)	Investment SubAdvisory Agreement dated October 1, 2007 among Registrant, ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) and Red Rocks Capital LLC with respect to the Listed Private Equity Fund.[4]

	(c)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund.[6]

	(d)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the Activa Value Fund.[6]

	(e)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund. [7]

	(f)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.[7]

	(g)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the ALPS/GNI Long-Short Fund.[9]

	(h)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and GNI Capital, Inc. with respect to the ALPS/GNI Long-Short Fund. [9]

	(i)	Form of Investment Advisory Agreement between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

	(j)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.[11]

	(k)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.[11]

	(l)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds (filed herewith).

	(m)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and RiverFront Investments, LLC with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds (filed herewith).

(7)	(a)	Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.[4]

	(b)	Form of Administrative Services Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity Fund.[3]

	(c)	Form of Amendment with respect to the Activa Value Fund to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.[6]

	(d)	Form of Amendment with respect to the Clough China Fund to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.[7]

	(e)	Form of Amendment No. 2 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/GNI Long-Short Fund.[9]

	(f)	Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

	(g)	Form of Amendment dated , 2010 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long Term Growth, RiverFront Moderate Growth, RiverFront Long Term Growth & Income and RiverFront Moderate Growth & Income Funds.[11]

	(h)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.[7]

	(i)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.[7]

	(j)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm. [7]

	(k)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.[7]

(8)		None.

(9)	(a)	Custodian Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the Listed Private Equity Fund.[5]

	(b)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the Listed Private Equity Fund.[5]

	(c)	Form of Custodian Agreement between Registrant and Union Bank of California with respect to the Activa Value Fund.[6]

	(d)	Form of Amendment to Custodian Agreement between Registrant and Bank of New York with respect to the Clough China Fund.[7]

	(e)	Form of Amendment to Foreign Custody Manager Agreement

between Registrant and Bank of New York with respect to the Clough China Fund.[7]

	(f)	Form of Amendment to Custodian Agreement between Registrant and The Bank of New York Mellon with respect to the ALPS/GNI Capital Long- Short Fund.[9]

	(g)	Form of Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the ALPS/ GNI Capital Long-Short Fund.[9]

	(h)	Form of Amendment to Custodian Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

	(i)	Form of Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

(j)	Form of Amendment to Custodian Agreement between Registrant and The
Bank of New York Mellon with respect to the Jefferies Asset Management
Commodity Strategy Allocation Fund, RiverFront Long Term Growth,
RiverFront Moderate Growth, RiverFront Long Term Growth & Income and
RiverFront Moderate Growth & Income Funds. [11]

(k)	Form of Amendment to Foreign Custody Manager Agreement between
Registrant and The Bank of New York Mellon with respect to the Jefferies
Asset Management Commodity Strategy Allocation Fund, RiverFront Long
Term Growth, RiverFront Moderate Growth, RiverFront Long Term Growth
& Income and RiverFront Moderate Growth & Income Funds.[11]

(10)	(a)	Distribution and Services Plan – Listed Private Equity Fund, Class A adopted as of September 4, 2007.[4]

	(b)	Distribution and Services Plan – Listed Private Equity Fund, Class R adopted as of September 4, 2007.[4]

	(c)	Rule 18f-3 Plan – Listed Private Equity Fund effective September 4, 2007.[4]

	(d)	Form of Distribution and Services Plan – Activa Value Fund, Class A.[6]

(e)	Form of Rule 18f-3 Plan – Activa Value Fund.[6]

(f)	Form of Distribution and Services Plan – Clough China Fund, Class A.[7]

(g)	Form of Distribution and Services Plan – Clough China Fund, Class C.[7]

(h)	Form of Rule 18f-3 Plan – Clough China Fund.[7]

(i)	Distribution and Services Plan – ALPS/GNI Long-Short Fund, Class A.[9]

(j)	Rule 18f-3 Plan – ALPS/GNI Long-Short Fund.[9]

(k)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.[11]

(l)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.[11]

(m)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.[11]

(n)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.[11]

(o)	Rule 18f-3 Plan – Jefferies Asset Management Commodity Strategy Allocation Fund.[11]

(p)	Distribution and Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class A (filed herewith).

(q)	Distribution and Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class C (filed herewith).

(r)	Distribution and Services Plan – RiverFront Long-Term Growth Fund, Investor Class (filed herewith).

	(s)	Shareholder Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class C (filed herewith).

	(t)	Rule 18f-3 Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds (filed herewith).

(11)	(a)	Form of Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds (to be filed by subsequent amendment).

(12)	(a)	Form of Tax Opinion of Davis Graham & Stubbs LLP, counsel to Registrant (to be filed by subsequent amendment).

(13)	(a)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.[4]

	(b)	Form of Amendment No. 2 with respect to the Activa Value Fund to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.[6]

	(c)	Form of Amendment No. 3 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/GNI Long-Short Fund.[9]

	(d)	Form of Amendment dated , 20 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.[7]

	(e)	Form of Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

	(f)	Form of Amendment dated , 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds dated October 1, 2007.[11]

(g)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.[4]

(h)	Form of Amendment No. 1 with respect to the Activa Value Fund to the Fund Accounting and Administration Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.[6]

(i)	Form of Amendment No. 2 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/GNI Long-Short Fund.[9]

(j)	Form of Amendment dated , 20 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.[7]

(k)	Form of Fund Accounting and Administration Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

(l)	Form of Amendment to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.[11]

(m)	Form of PFO Services Agreement among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

(n)	Form of Chief Compliance Officer Services Agreement among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.[10]

(o)	Fee Waiver Letter Agreement dated September 1, 2009 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a

Listed Private Equity Fund).[8]

	(p)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund.[6]

	(q)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.[7]

	(r)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the ALPS/GNI Long-Short Fund.[9]

	(s)	Form of Fee Waiver Letter Agreement amongst Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.[11]

	(t)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds (filed by herewith).

(14)		Consent of Independent Registered Public Accounting Firm with respect to the RiverFront Long-Term Growth Fund (to be filed by subsequent amendment).

(15)		None.

(16)		Power of Attorney dated August 13, 2009.[7]

(17)	(a)	Code of Ethics for Registrant, revised as of March 13, 2006.[2]

	(b)	Code of Ethics for ALPS Holdings, Inc. revised as of May 1, 2010 (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) (filed herewith).

	(c)	Code of Ethics for Red Rocks Capital LLC as of December 31 2008, as amended.[6]

	(d)	Code of Ethics for Wellington Management Company, LLP as of October 1, 2008.[6]

	(e)	Code of Ethics for Clough Capital Partners, LP, revised as of May 2, 2007.[7]

	(f)	Code of Ethics for GNI Capital, Inc. as of April 20, 2009.[9]

(g)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.[11]

(h)	Code of Ethics for RiverFront Investments, LLC (to be filed by subsequent amendment).

[1]	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
[2]	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
[3]	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
[4]	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
[5]	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
[6]	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on June 12, 2009.
[7]	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 20, 2009.
[8]	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
[9]	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
[10]	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
[11]	Incorporated by reference to the Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on June 15, 2010.

Item 17.	Undertakings.

(1)          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)          The undersigned registrant agrees to file in a post-effective amendment to this registrant statement a final tax opinion upon the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 25, 2010.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Edmund J. Burke	President, Trustee and Chairman	June 25, 2010
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	June 25, 2010
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	June 25, 2010
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	June 25, 2010
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	June 25, 2010
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	June 25, 2010
Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	June 25, 2010
Jeremy O. May

*	Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 13, 2009.

Exhibit List

Exhibits.		Description
(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of RiverFront Long-Term Growth Fund, Baird Funds, Inc., on behalf of RiverFront Long-Term Growth, ALPS Advisors, Inc. and Robert W. Baird & Co. Incorporated.
(6)	(l)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.
	(m)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and RiverFront Investments, LLC with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.
(10)	(p)	Distribution and Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class A.
	(q)	Distribution and Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class C.
	(r)	Distribution and Services Plan – RiverFront Long-Term Growth Fund, Investor Class.
	(s)	Shareholder Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class C.
	(t)	Rule 18f-3 Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.
(13)	(t)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.
(17)	(b)	Code of Ethics for ALPS Holdings, Inc. revised as of May 1, 2010 (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.).